Acquisitions - Pro Forma financial Information (Tables)	6 Months Ended
Jun. 30, 2019
Pro forma Financial Information
Summary of Pro forma financial information
Pro forma financial Information
in € THOUS, except per share data
	For the three months ended June 30,	For the six months ended June 30,
	2019	2019
	in EUR	in EUR
Pro forma revenue	4.345.267	8.522.057
Pro forma net income attributable to shareholders of FMC-AG & Co. KGaA	256.296	508.618
Basic earnings per share	0,84	1,67
Fully diluted earnings per share	0,84	1,67